CONDENSED CONSOLIDATED INTERIM STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS)	6 Months Ended
	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares
CONDENSED CONSOLIDATED INTERIM STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS)
Revenue	¥ 42,069,270	$ 5,763,466	¥ 45,256,672
Cost of revenue	28,714,468	3,933,866	33,150,930
Gross profit	13,354,802	1,829,600	12,105,742
Selling and distribution expenses	5,177,944	709,375	4,547,115
General and administrative expenses	24,038,744	3,293,294	22,042,042
Allowance for credit losses	870,714	119,287	1,553,364
Research and development expenses	10,167,182	1,392,898	6,765,287
Operating expenses	40,254,584	5,514,854	34,907,808
Loss from operations	(26,899,782)	(3,685,254)	(22,802,066)
Other income (expenses)
Subsidy income	21,045	2,883	131,428
Interest income	7,136,259	977,663	12,060,640
Interest expense	(580,977)	(79,594)	(1,683,289)
Loss in fair value changes of warrants liability	(10,327)	(1,415)	(1,941,195)
Foreign exchange transaction loss	(313,263)	(42,917)	(76,040)
Other expenses	(80,945)	(11,088)	(8,701,288)
Other income, net	6,171,792	845,532	(209,744)
Loss before income tax	(20,727,990)	(2,839,722)	(23,011,810)
Income tax expenses	1,609	220	96,041
Net loss	(20,729,599)	(2,839,942)	(23,107,851)
Less: Net loss attributable to non-controlling interests	(141,270)	(19,354)	(553,829)
Net loss attributable to Recon Technology, Ltd	(20,588,329)	(2,820,588)	(22,554,022)
Comprehensive income (loss)
Net loss	(20,729,599)	(2,839,942)	(23,107,851)
Foreign currency translation adjustment	1,207,501	165,427	(4,609,399)
Comprehensive loss	(19,522,098)	(2,674,515)	(27,717,250)
Less: Comprehensive loss attributable to non- controlling interests	(141,270)	(19,354)	(553,829)
Comprehensive loss attributable to Recon Technology, Ltd	¥ (19,380,828)	$ (2,655,161)	¥ (27,163,421)
Loss per share - basic | (per share)	¥ (2.29)	$ (0.31)	¥ (8.27)
Loss per share - diluted | (per share)	¥ (2.29)	$ (0.31)	¥ (8.27)
Weighted - average shares - basic	8,978,328	8,978,328	2,728,056
Weighted - average shares - diluted	8,978,328	8,978,328	2,728,056